Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 22,219	$ 58,149
Prepaid expenses	179,963	88,821
Total current assets	202,182	146,970
Property and equipment, net		126
Other assets:
Net Book Value	1,059,026	1,139,255
Goodwill	166,000	166,000
Deposits-other	18,946	3,575
Total other assets	1,243,972	1,308,830
Total Assets	1,446,154	1,455,926
Current liabilities:
Notes payable	46,580	39,138
Accounts payable and accrued expenses	396,019	615,815
Total current liabilities	442,599	654,953
Long term debt, net	266,598	120,508
Total Liabilities	709,197	775,461
Stockholders' equity:
Preferred stock, Series A convertible, $0.0002 par value, 500,000 shares authorized; 345,000 shares issued and outstanding at December 31, 2020 and 2019	69	69
Common stock $0.0002 par value, 1,500,000,000 shares authorized; 213,751,145 and 193,521,506 shares issued and outstanding at December 31, 2020 and 2019, respectively	42,750	38,704
Additional paid-in capital	8,033,313	6,135,885
Accumulated deficit	(7,339,175)	(5,494,193)
Total Stockholders' Equity	736,957	680,465
Total Liabilities and Stockholders' Equity	$ 1,446,154	$ 1,455,926